Concentration of Credit Risk	12 Months Ended
Dec. 31, 2022
Risks and Uncertainties [Abstract]
CONCENTRATION OF CREDIT RISK

19. CONCENTRATION OF CREDIT RISK

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of accounts receivable. The Company conducts credit evaluations of its customers, and generally does not require collateral or other security from them. The Company evaluates its collection experience and long outstanding balances to determine the need for an allowance for doubtful accounts. The Company conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

For the year ended December 31, 2022, no single customer represent 10% or more of the Company’s total revenue.

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total accounts receivable:

	As of
	December 31, 2022	December 31, 2021
Percentage of the Company’s accounts receivable
Customer A	15%	22%
Customer B	30%	35%

For the year ended December 31, 2022, no single supplier represents 10% or more of the Company’s total purchase.

As of December 31, 2022, no single supplier represents 10% or more of the Company’s total accounts payable.